State Street SPDR Portfolio SP 600 Small Cap ETF Average Annual Total Returns		12 Months Ended	28 Months Ended	60 Months Ended	65 Months Ended	86 Months Ended	96 Months Ended	118 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P SmallCap 600 Index/SSGA Small Cap Index/Russell 2000 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.02%		7.31%					9.52%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	21.76%	14.42%	16.50%	15.33%	14.27%	15.31%	14.82%	15.77%
State Street SPDR Portfolio SP 600 Small Cap ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.01%		7.28%					9.50%
State Street SPDR Portfolio SP 600 Small Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.45%		6.77%					8.97%
State Street SPDR Portfolio SP 600 Small Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.70%		5.58%					7.60%

[1]	Returns shown are reflective of the S&P SmallCap 600 Index for the period January 24, 2020 to December 31, 2024, the SSGA Small Cap Index for the period from November 16, 2017 to January 23, 2020, and the Russell 2000 Index for periods prior to November 16, 2017.